REVENUE AND EXPENSES (Details 5) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Notes and other explanatory information [abstract]
Interest Income/(Expenses)	€ 603		€ 1,815		€ 88		€ (6)
Exchange rate impact	(6,519)		(1,618)		5,828		(50)		(520)
Argentina Hyperinflation Impact	8,990		5,292		2,265		70
Decrease/(Increase) in Fair Value of Public Warrants (note 10)	(3,310)		890		4,215		3,937
Impact of IFRS 9 on accounting for financial instruments, including impairment		[1]		[1]	(149)	[1],[2]	31	[2]		[2]
Impact of IFRS 16 (note 7)	(105)
Short term investment gain	1,382		1,020
Related parties debt restructuring			(1,573)
Others					213
Total	€ 1,041		€ 5,826		€ 12,460		€ 3,982		€ (520)

[1]	Impact of IFRS 9 on accounting for financial instruments, including impairment is the result of adding, Impairment of trade receivables, Current financial assets and cash equivalents.
[2]	Impact of IFRS 9 on accounting for financial instruments, including impairment is the result of adding, Impairment of trade receivables, Current financial assets and cash equivalents.